Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2013	35,801,732
Balance at Dec. 31, 2013	$ 300,765	$ 37,510	$ (123,111)	$ 26,757	$ 7,128	$ 249,049
Net earnings			77,716			77,716
Other comprehensive loss				(51,648)		(51,648)
Other comprehensive earnings (loss) attributable to NCI				11,004	(749)	10,255
NCI share of earnings			(25,096)		5,661	(19,435)
NCI redemption increment			(9,304)			(9,304)
Distributions to NCI					(4,535)	(4,535)
Acquisitions of businesses, net					507	507
Subsidiaries’ equity transactions		4,448				4,448
Stock option expense		4,077				$ 4,077
Stock options exercised (in shares)	558,150					558,150
Aggregate fair value	$ 14,419	(3,701)				$ 10,718
Tax benefit on options exercised		4,597				4,597
Dividends			(14,362)			(14,362)
Purchased for cancellation (in shares)	(552,927)
Purchased for cancellation	$ (4,783)		(24,085)			(28,868)
Balance (in shares) at Dec. 31, 2014	35,806,955
Balance at Dec. 31, 2014	$ 310,401	46,931	(118,242)	(13,887)	8,012	$ 233,215
Issued on exchange for NCI (note 15) (in shares)						335,253,000
Pension liability adjustments, net of tax
Foreign currency translation loss						(51,648)
Net earnings			41,019			41,019
Other comprehensive loss				(39,495)		(39,495)
Other comprehensive earnings (loss) attributable to NCI				(10,187)	(1,077)	(11,264)
NCI share of earnings			(21,509)		4,128	(17,381)
NCI redemption increment			3,837			3,837
Distributions to NCI					(3,292)	(3,292)
Acquisitions of businesses, net					33	33
Subsidiaries’ equity transactions		863				863
Stock option expense		4,253				$ 4,253
Stock options exercised (in shares)	699,400					699,400
Aggregate fair value	$ 18,973	(4,444)				$ 14,529
Dividends			(5,120)			(5,120)
Balance (in shares) at Dec. 31, 2015	38,504,311
Balance at Dec. 31, 2015	$ 396,066	47,603	(238,411)	(63,569)	7,804	149,493
Spin-off distribution (note 4)			(138,396)			$ (138,396)
Issued on exchange for NCI (note 15) (in shares)	1,997,956					1,389,361,000
Issued on exchange for NCI (note 15)	$ 66,692					$ 66,692
Pension liability adjustments, net of tax
Foreign currency translation loss						(39,495)
Net earnings			91,571			91,571
Other comprehensive earnings (loss) attributable to NCI				(1,677)	(331)	(2,008)
NCI share of earnings			(20,085)		4,142	(15,943)
NCI redemption increment			(3,521)			(3,521)
Distributions to NCI					(4,643)	(4,643)
Subsidiaries’ equity transactions		1,507				1,507
Stock option expense		3,279				$ 3,279
Stock options exercised (in shares)	144,150					144,150
Aggregate fair value	$ 3,708	(849)				$ 2,859
Dividends			(3,865)			(3,865)
Balance (in shares) at Dec. 31, 2016	38,648,461
Balance at Dec. 31, 2016	$ 399,774	$ 51,540	$ (174,311)	(71,273)	6,783	$ 212,513
Issued on exchange for NCI (note 15) (in shares)						91,754,000
Pension liability adjustments, net of tax				(1,690)		$ (1,690)
Foreign currency translation loss				$ (4,337)		(4,337)
Acquisitions of businesses, net					$ (189)	$ (189)